SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized	21,000,000
Granted	0	8,134,375	6,274,166
Weighted average fair value of stock options granted		$ 0.59	$ 0.98
Share-based compensation	$ 2,702,089	$ 3,687,951	$ 1,792,819
Unrecognized compensation cost related to non-vested stock options	$ 2,268,104
Unrecognized compensation cost, recognition period	1 year 9 months